Income tax - Analysis of deferred taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Analysis of consolidated deferred taxes
Net operating loss	$ (391,882)	$ (8,066,296)	$ 3,253,596	$ (4,355,423)
Deferred tax assets			15,859,473		$ 15,886,877
Deferred tax liabilities			12,930,689		13,209,340
Deferred tax liability, net			2,928,784	1,386,397	2,677,537
Reflected in consolidated statement of financial position
Deferred tax assets	141,272		3,128,555		2,907,879
Deferred tax liabilities	$ (11,191)		(199,771)		(230,342)
Deferred tax liability, net			2,928,784	1,386,397	2,677,537
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year		2,928,784	1,386,397
Deferred income tax (expense) benefit during the current year recorded on profits		(248,442)	1,494,758
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(2,805)	47,629	(71,762)
Deferred tax (liability) asset, net - end of the year		2,677,537	2,928,784	1,386,397
Tax effect of the discontinuation of the hedging reserve					473,000
Temporary differences associated with investments in subsidiaries			150,683		157,422
Deferred tax assets.
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		30,209	1,651,362
Lease liabilities
Analysis of consolidated deferred taxes
Deferred tax assets			13,239,254		13,969,589
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		730,335	1,084,140
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred tax assets			1,233,661		201,436
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(1,032,225)	436,598
Extension lease agreement
Analysis of consolidated deferred taxes
Deferred tax assets			773,443		1,073,547
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		300,104	314,100
Intangible
Analysis of consolidated deferred taxes
Deferred tax assets			420,908		395,752
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(25,156)	(25,941)
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred tax assets			61,565		131,486
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		69,921	47,476
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred tax assets			576,422	303,970	100,472
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(475,950)	272,452
Employee benefit
Analysis of consolidated deferred taxes
Deferred tax assets			15,191		10,432
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(7,609)	2,934
Financial instruments
Analysis of consolidated deferred taxes
Deferred tax assets			7,948		2,293
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits			(22)
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred tax assets			4,323		1,870
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(2,453)	(2,904)
Non derivative financial instruments
Analysis of consolidated deferred taxes
Deferred tax assets			473,242
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		473,242	(477,471)
Deferred tax liabilities.
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		278,651	156,604
Right of use asset
Analysis of consolidated deferred taxes
Deferred tax liabilities			10,292,753		9,552,956
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(739,797)	55,824
Supplemental rent
Analysis of consolidated deferred taxes
Deferred tax liabilities			1,878,865		1,303,975
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(574,890)	171,916
Rotable spare parts, furniture and equipment, net.
Analysis of consolidated deferred taxes
Deferred tax liabilities			707,092		1,270,758
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		563,666	(177,384)
Provisions
Analysis of consolidated deferred taxes
Deferred tax liabilities			91,253		539,911
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		448,658	442,598
Inventories
Analysis of consolidated deferred taxes
Deferred tax liabilities			83,402		87,592
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		4,190	(6,885)
Other prepayments
Analysis of consolidated deferred taxes
Deferred tax liabilities			9,786		22,907
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		13,121	(17,942)
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred tax liabilities			132,462		431,241
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		563,703	(311,523)
Guatemala
Analysis of consolidated deferred taxes
Net operating loss		664	1,835
Guatemala | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss				1,085
Costa Rica
Analysis of consolidated deferred taxes
Deferred tax assets			0	0	$ 0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss		122,427	55,751	50,246
El Salvador
Analysis of consolidated deferred taxes
Net operating loss		$ 53,550	$ 16,619	$ 32,494